Revenue, government financing for research expenditures and sales (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca and Sanofi :

(in thousands of euro)	June 30, 2022	June 30, 2021

Proceeds from collaboration and licensing agreements	41,919	7,095
of which monalizumab agreement (AstraZeneca)	16,440	6,095
of which IPH5201 agreement (AstraZeneca)	4,826	—
of which preclinical molecules agreement (AstraZeneca)	17,400	—
of which Sanofi agreement	3,000	1,000
of which other agreements	252	—
Invoicing of R&D costs (IPH5201 and advoralimab agreements)	(21)	1,209
Exchange gains or losses on collaboration agreement	(627)	—
Revenue from collaboration and licensing agreements	41,271	8,304

Disclosure of change in deferred revenue and collaboration liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2020	26,572
Revenue for the six months ended June 30, 2021	(6,095)
Transfer from / (to) collaboration liabilities	188
As of June 30, 2021	20,665

As of December 31, 2021	20,159
Increase in deffered revenu resulting from the $50m milestone relating to the dosage of the first patent in the Phase 3 trial PACIFIC-9	47,687
Revenue for the six months ended June 30, 2022	(16,440)
Transfer from / (to) collaboration liabilities	(34,094)
As of June 30, 2022	17,312
(1) The increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and June 30, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2020	46,686
Revenue for the six months ended Additions	1,501
Deductions	(2,253)
As of June 30, 2021	45,934

As of December 31, 2021	40,415
Revenue for the six months ended Additions (1)	38,568
Deductions	(5,862)
As of June 30, 2022	73,121
(1) The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and June 30, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €3.7 million increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
Change in deferred revenue relating to the 2018 future programs option agreement

(in thousands of euro)	Total
As of December 31, 2021	17,400
Augmentation	—
Deductions	(17,400)
As of June 30, 2022	—

Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2021	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2022
Monalizumab	20,159	(16,440)	47,687	(34,094)	17,310
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(235)	—	—	117
Total	37,912	(34,075)	47,687	(34,094)	17,427

(in thousands of euro)	As of December 31, 2020	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2021
Monalizumab	26,572	(6,095)	—	188	20,665
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	43,973	(6,095)	—	188	38,066

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2022	June 30, 2021

Research tax credit	4,270	4,933
Grant	49	1,435
Government financing for research expenditures	4,319	6,368